Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 15, 2011 Subsidiary	Jul. 31, 2008 m3	Dec. 31, 2012
Commitments Contingencies And Litigation [Line Items]
Payments made to commitments by the joint ventures companies			38,624,000
Present value of the lease rental increase claim			29,000,000
Teekay Nakilat Corporation [Member]
Commitments Contingencies And Litigation [Line Items]
Percentage of ownership interest			70.00%
Description of capital lease			The Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures.
Present value of the lease rental increase claim			10,000,000
Additional amount of cash be placed on deposit by Joint Venture			12,000,000
Daewoo Shipbuilding [Member]
Commitments Contingencies And Litigation [Line Items]
Number of LNG carriers			2
Carriers volume			173,400
Cost of construction			386,000,000
Payments made to commitments by the joint ventures companies			38,624,000
Capitalized interest costs			24,000
Remaining payments required to be made under newbuilding contracts in 2014			19,300,000
Remaining payments required to be made under newbuilding contracts in 2015			57,900,000
Remaining payments required to be made under newbuilding contracts in 2016			270,200,000
Skaugen Multigas Subsidiary [Member]
Commitments Contingencies And Litigation [Line Items]
Percentage of ownership interest	100.00%		100.00%
Skaugen Multigas Subsidiaries acquired	2
Carriers volume		12,000